OTHER INVESTMENTS- Investments in other entities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	R 151.4	R 167.1
Fair value adjustment on equity instruments at fair value through OCI	(15.7)	(28.2)	R 191.8
Dividends received on equity instruments at fair value through OCI (RMA)	(71.5)	(76.1)	R (4.3)
Listed investments (Fair value hierarchy Level 1) [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	10.7	43.5
Unlisted investments (Fair value hierarchy Level 3 [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	140.7	123.6
West Wits Mining Limited ("WWM") [member][Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value adjustment on equity instruments at fair value through OCI	(32.8)	31.5
West Wits Mining Limited ("WWM") [member][Member] | Listed investments (Fair value hierarchy Level 1) [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	R 10.7	43.5
Shares held in other entities	47,812,500
Percentage of interest held	2.40%
West Wits Mining Limited ("WWM") [member][Member] | Listed investments (Fair value hierarchy Level 1) [member] | Top of range [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Percentage of interest held	3.50%
West Wits Mining Limited ("WWM") [member][Member] | Listed investments (Fair value hierarchy Level 1) [member] | Bottom of Range [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Percentage of interest held	2.40%
Rand Refinery Proprietary Limited ("Rand Refinery") [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value adjustment on equity instruments at fair value through OCI	R 16.8	(59.1)
Dividends received on equity instruments at fair value through OCI (RMA)	(70.1)	(72.3)
Rand Refinery Proprietary Limited ("Rand Refinery") [member] | Unlisted investments (Fair value hierarchy Level 3 [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	R 136.1	119.3
Shares held in other entities	44,438
Percentage of interest held	11.30%
Rand Mutual Assurance Company Limited B Share Business Fund (RMA)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value adjustment on equity instruments at fair value through OCI	R 0.3	(0.6)
Dividends received on equity instruments at fair value through OCI (RMA)	(1.4)	(3.8)
Rand Mutual Assurance Company Limited B Share Business Fund (RMA) | Unlisted investments (Fair value hierarchy Level 3 [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	R 4.4	4.1
Shares held in other entities	12,659
Percentage of interest held	1.30%
Guardrisk Insurance Company Limited (Cell Captive A170) [member] | Unlisted investments (Fair value hierarchy Level 3 [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Percentage of interest held	100.00%
Guardrisk Insurance Company Limited (Cell Captive A170) [member] | Unlisted investments (Fair value hierarchy Level 3 [member] | Class A Shares [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	R 0.1	0.1
Shares held in other entities	20
Chamber of Mines Building Company Proprietary Limited [member] | Unlisted investments (Fair value hierarchy Level 3 [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	R 0.1	R 0.1
Shares held in other entities	42,292
Percentage of interest held	4.50%